Investment Securities (Investment Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities [Abstract]
Taxable interest	$ 340	$ 336	$ 297
Taxable dividends	23	20	25
Interest and dividends exempt from U.S. federal income tax	18	11	3
Interest and dividends on available-for-sale investment securities	$ 381	$ 367	$ 325